Prepayments and other current assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets

Note 5– Prepayments and other current assets

Prepayments and other current assets consisted of the following as of the date indicated:

	December 31, 2018	December 31, 2017
Deposit	$3,482	$3,681
Prepaid event costs	$2,784,295	$-
Prepaid investment	$825,834	$-
Prepaid software development fees	$436,142	$-
Prepaid expenses	$71,112	$17,579
Total	$4,120,865	$21,260

Prepaid event costs consisted of payments made during planning stage and deposits to secure rooms and spaces for events and conferences. The event costs will be expensed upon performance of services and the excess amounts will be refunded.

Prepaid investment was advance payments for investments in equity ownerships of up to 40% in three companies. As of the date of this report, the Company has been working on finalizing the terms on the investments.

Prepaid software development fees were made to an unrelated party, Hanwen Technology Co., Ltd. for development of a soft media platform and app. As of the date of this report, the development has not been completed.

Prepaid expenses primarily consisted of prepayment made for services.